IFRS 18 Presentation and Disclosure in Financial Statements - Core Gross profit MPM (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ 48,106	$ 43,866	$ 37,543
Taxation	(2,169)	(1,650)	(938)
Profit attributable to non-controlling interests	8	$ 6	$ 6
Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	48,115
Taxation	(2,169)
Restructuring costs | Core Gross profit | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	(138)
Taxation	18
Intangible amortisation and impairments | Core Gross profit | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	32
Taxation	(3)
Other | Core Gross profit | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	30
Taxation	(5)
Value of management-defined performance measure | Core Gross profit | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ 48,039